Interest-bearing loans and borrowings - Schedule of Interest-Bearing Loans and Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Borrowings, Excluding Government Loans And Research Project Financing
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	$ 70,747	$ 7,723	$ 9,518
Total non-current portion	0	46,658	46,454
Convertible debt
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	52,278	0	0
Convertible debt	0	43,455	36,373
Unsecured related party loan
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	8,922	0	0
Interest-bearing receivables financing
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	9,544	7,723	9,518
Convertible debt embedded derivative
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	3	0	0
Convertible debt	$ 0	$ 3,203	$ 10,081